CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	9 Months Ended
Sep. 30, 2017 USD ($)
Cash flows from operating activities:
Net income (loss)	$ 13,250
Adjustment to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	4,276
Loss on disposal of asset	451
Stock-based compensation	2,097
Amortization of debt issuance costs	35
Amortization of prepaid expenses and other assets	879
Deferred income tax expense	1,059
Other	(19)
Changes in assets and liabilities:
Accounts receivable	(5,033)
Prepaid expenses and other assets	(4,504)
Inventories	(6,675)
Accounts payable	4,504
Accrued liabilities	2,679
Net cash provided by operating activities	12,999
Cash flows from investing activities:
Investment in property, plant and equipment	(49,015)
Investment in intangible assets	(34)
Net cash used in investing activities	(49,049)
Cash flows from financing activities:
Payments under capital leases	(20)
Payments under notes payable	(451)
Proceeds from borrowings under the credit facility	3,000
Repayment of credit facility	(5,500)
Proceeds from pay down of promissory note related to membership units	4,303
Payments related to debt issuance costs	(111)
Proceeds from issuance of Class A common stock sold in initial public offering, net of offering costs	111,075
Distributions paid to unitholders	(25,818)
Net cash provided by (used in) financing activities	86,478
Net increase (decrease) in cash	50,428
Cash at beginning of period	3,568
Cash at end of period	53,996
Non-cash activities
Capitalized depreciation in property, plant and equipment	492
Accrued interest from notes receivable issued for membership units	109
Cash paid for:
Interest	96
Income taxes	$ 45